Pay vs Performance Disclosure number in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Feb. 03, 2024	Jan. 31, 2026	Aug. 17, 2025	Jan. 31, 2026 USD ($)	Feb. 01, 2025 USD ($)	Feb. 03, 2024 USD ($)	Jan. 21, 2024	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensa-tion Table Total for PEO Nathan Smith ($)(1)	Summary Compensa-tion Table Total for PEO Hezy Shaked ($)(1)	Compensa-tion Actually Paid to PEO Nathan Smith ($)(1)	Compensa-tion Actually Paid to PEO Hezy Shaked ($)(1)	Average Summary Compensa-tion Table Total for Non-PEO NEOs ($)(1)	Average Compensa-tion Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net (Loss) Income ($000) (6)	Operating (Loss) Income ($000) (7)
2025	3,253,328	614,753	2,609,699	628,323	471,808	477,696	13.52	197.72	(17,452)	(19,340)
2024	935,724	—	574,048	—	482,879	149	39.82	219.71	(46,229)	(49,849)
2023	1,216,116	—	1,103,348	—	784,820	883,639	69.16	168.17	(34,492)	(30,982)
2022	1,275,947	—	948,231	—	568,574	97,077	80.01	156.18	9,677	11,187
2021	3,300,130	—	3,720,832	—	1,197,077	1,401,360	117.16	171.48	64,249	87,595

Company Selected Measure Name				operating (loss) income
Named Executive Officers, Footnote				Our PEO is Nathan M. Smith, who joined the Company as our President and Chief Executive Officer effective August 18, 2025. Prior to that date, Hezy Shaked was our PEO during fiscal 2025 and 2024. Our PEO was Edmond Thomas for each of the fiscal years 2023, 2022, and 2021 until his retirement from the Company effective January 21, 2024, at which time our PEO was Hezy Shaked, Interim President and Chief Executive Officer, for the remainder of fiscal 2023. Amounts in this column represent the total compensation paid to our PEO in each listed fiscal year as shown in our Summary Compensation Table or, for our NEOs other than our PEO, the average amount of the total compensation paid to our NEOs as shown in the "Total" column of our Summary Compensation Table for the applicable fiscal year.Dollar amounts represent the average of the total compensation paid to our NEOs other than our PEO as a group. For Fiscal 2025 our non-PEO NEOs are Michael Henry and Michael Cingolani. For Fiscal 2024 our non-PEO NEOs reflected in the table are Michael Henry, Laura Janney, Jon Kosoff, and Michael Cingolani. For Fiscal 2023 our non-PEO NEOs reflected in the table are Michael Henry, Laura Janney, and Jon Kosoff. For fiscal 2022 and 2021, our non-PEO NEOs reflected in this table are Hezy Shaked, Michael Henry, Bobby Goodwin, and Jon Kosoff.
Peer Group Issuers, Footnote				For the relevant fiscal year, represents the cumulative TSR of the S&P 400 Apparel Retail Index (the “Peer Group TSR”), as used in the Company's Stock Performance Graph in our Annual Report.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2025
Adjustments	PEO - Nathan Smith (1)	PEO - Hezy Shaked (1)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,251,629)	(47,830)	(38,862)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,608,000	34,000	27,625
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	17,700	6,450
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	9,700	10,675
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total adjustments	(643,629)	13,570	5,888

Non-PEO NEO Average Total Compensation Amount				$ 471,808	$ 482,879	$ 784,820		$ 568,574	$ 1,197,077
Non-PEO NEO Average Compensation Actually Paid Amount				$ 477,696	149	883,639		97,077	1,401,360
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2025
Adjustments	PEO - Nathan Smith (1)	PEO - Hezy Shaked (1)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,251,629)	(47,830)	(38,862)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,608,000	34,000	27,625
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	17,700	6,450
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	9,700	10,675
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total adjustments	(643,629)	13,570	5,888

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Company TSR and Peer Group TSR
The graph below reflects the relationship between the PEOs and average Non-PEO NEOs compensation actually paid and the Company's cumulative TSR (assuming an initial fixed investment of $100 for the fiscal years ended 2021, 2022, 2023, 2024 and 2025).
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income	ompensation Actually Paid Versus Net (Loss) Income
The graph below reflects the relationship between the PEOs and average Non-PEO NEOs compensation actually paid and the Company's net (loss) income for the fiscal years ended 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Operating (Loss) Income
The graph below reflects the relationship between the PEOs and average Non-PEO NEOs compensation actually paid and the Company's operating (loss) income for the fiscal years ended 2021, 2022, 2023, 2024 and 2025.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Company TSR and Peer Group TSR
The graph below reflects the relationship between the PEOs and average Non-PEO NEOs compensation actually paid and the Company's cumulative TSR (assuming an initial fixed investment of $100 for the fiscal years ended 2021, 2022, 2023, 2024 and 2025).
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List, Table

Most Important Financial Performance Measures
•Operating (Loss) Income
•Comparable Store Net Sales

Total Shareholder Return Amount				$ 13.52	39.82	69.16		80.01	117.16
Peer Group Total Shareholder Return Amount				197.72	219.71	168.17		156.18	171.48
Net Income (Loss)				$ (17,452,000)	$ (46,229,000)	$ (34,492,000)		$ 9,677,000	$ 64,249,000
Company Selected Measure Amount				(19,340)	(49,849)	(30,982)		11,187	87,595
Additional 402(v) Disclosure				Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and beginning of the measurement period by the Company's share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net (loss) income reflected in the Company's audited financial statements for the applicable fiscal year.The dollar amounts reported represent the amount of operating (loss) income reflected in the Company's audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name				•Operating (Loss) Income
Measure:: 2
Pay vs Performance Disclosure
Name				•Comparable Store Net Sales
Nathan M. Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,253,328	$ 935,724	$ 1,216,116		$ 1,275,947	$ 3,300,130
PEO Actually Paid Compensation Amount				2,609,699	$ 574,048	$ 1,103,348		$ 948,231	$ 3,720,832
PEO Name		Nathan M. Smith
Hezy Shaked [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				614,753
PEO Actually Paid Compensation Amount				628,323
PEO Name	Hezy Shaked		Hezy Shaked
Edmond Thomas [Member]
Pay vs Performance Disclosure
PEO Name						Edmond Thomas	Edmond Thomas	Edmond Thomas	Edmond Thomas
PEO | Nathan M. Smith [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(643,629)
PEO | Nathan M. Smith [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Nathan M. Smith [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Nathan M. Smith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,251,629)
PEO | Nathan M. Smith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,608,000
PEO | Nathan M. Smith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Nathan M. Smith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Nathan M. Smith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Nathan M. Smith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Nathan M. Smith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Nathan M. Smith [Member] | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Hezy Shaked [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,570
PEO | Hezy Shaked [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Hezy Shaked [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Hezy Shaked [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(47,830)
PEO | Hezy Shaked [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				34,000
PEO | Hezy Shaked [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				17,700
PEO | Hezy Shaked [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Hezy Shaked [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,700
PEO | Hezy Shaked [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Hezy Shaked [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Hezy Shaked [Member] | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,888
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(38,862)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				27,625
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,450
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,675
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0